Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation S-K, the Company is required to disclose pay versus performance by comparing compensation amounts previously reported for the last five calendar years to the SEC’s definition of “Compensation Actually Paid” for such years. Also as required by the SEC, this section compares Compensation Actually Paid to various measures used to gauge performance at SIGA. Compensation Actually Paid is a required disclosure item, the amount of which is calculated in accordance with SEC rules. Such measure was not incorporated into the philosophy and strategy of compensation-setting set forth in the “Compensation Discussion and Analysis” of this proxy statement.

Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEOs Named Executive Officers4,	Value of initial fixed $100 investment based on:		Net Income
					Total Shareholder Return	Peer Group Total Shareholder Return[5]		Product Sales and Supportive Services Revenues[6]
2024	$4,588,317	$5,640,511	$1,412,611	$1,351,882	$159	$114	$59,214,216	$133,330,181
2023	$1,825,856	$1,825,856	$1,399,930	$1,373,478	$135	$115	$68,068,826	$130,668,209
2022	$1,738,912	$1,738,912	$993,871	$993,871	$164	$111	$33,904,806	$86,661,583
2021	$1,688,264	$1,688,264	$1,285,045	$1,269,045	$158	$125	$69,450,766	$126,802,536
2020	$1,639,090	$1,639,090	$1,280,950	$1,354,729	$152	$126	$56,342,010	$115,471,071

(1)
Amount included here is the amount in the “Total” column from the Summary Compensation Table (“SCT”) for the principal executive officer (“PEO”) for the applicable year. For 2020-2023, our PEO was Dr. Gomez. For 2024, our PEO was Dr. Gomez until his retirement effective January 26, 2024 and Dr. Nguyen for the remainder of the fiscal year.

(2)	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Compensation Actually Paid to PEO:

Year	Reported Summary Compensation Table for PEO	Reported Value of Equity Awards	Total Equity Award Adjustments(a)	Compensation “Actually Paid” to PEO
2024	$4,588,317	$(2,715,848)	$3,768,042	$5,640,511
2023	$1,825,856	—	—	$1,825,856
2022	$1,738,912	—	—	$1,738,912
2021	$1,688,264	—	—	$1,688,264
2020	$1,639,090	—	—	$1,639,090

a)	The amounts added or deducted in calculating the total equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Applicable Year	Fair Value of Equity Awards Granted and Vested in the Applicable Year	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid
2024	$3,362,329	$405,713	—	—	$3,768,042
2023	—	—	—	—	—
2022	—	—	—	—	—
2021	—	—	—	—	—
2020	—	—	—	—	—

(3)
Amount included here is the average of the amounts in the “Total” column from the SCT for the applicable year for each of the other non-PEO NEOs. For 2024, our non-PEO NEOs were Mr. Luckshire, Dr. Hruby, Mr. Miller and Dr. Varma. For 2023, our non-PEO NEOs were: Mr. Luckshire, Dr. Hruby and Dr. Varma. For 2022, 2021 and 2020, our non-PEO NEOs were Mr. Luckshire, Dr. Hruby and Ms. Robin E. Abrams (former General Counsel and Chief Administrative Officer). The 2022 amount was impacted by the resignation of Ms. Abrams, effective April 18, 2022. The 2023 amount includes compensation paid to Dr. Varma, pro-rated based on his commencement date with the Company.

(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Average Total Compensation for the NEOs as a group for each year to determine the compensations “actually paid”.

Year	Reported Summary Compensation Table for Non-PEO NEOs	Average Reported Value of Equity Awards	Total Average Equity Award Adjustments(a)	Average Compensation “Actually Paid” to Non-PEO NEOs
2024	$1,412,611	$(304,473)	$243,744	$1,351,882
2023	$1,399,930	$(283,333)	$256,881	$1,373,478
2022	$993,871	—	—	$993,871
2021	$1,285,045	—	$(16,000)	$1,269,045
2020	$1,280,950	—	$73,779	$1,354,729

a)	The amounts added or deducted in calculating the total average equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year-End	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid
2024	$199,336	$7,715	$36,693	$243,744
2023	$256,881	—	—	$256,881
2022	—	—	—	—
2021	—	—	$(16,000)	$(16,000)
2020	—	$44,445	$29,334	$73,779

(5)	The peer group, for purposes of this analysis, is the Nasdaq Biotechnology Index. The company’s stock performance relative to the Nasdaq Biotechnology Index is disclosed in the Company’s Form 10-K.
(6)
Product Sales and Supportive Services Revenues is a financial measure that is consistent with U.S. GAAP that is considered by the Company as part of its executive compensation program. The Compensation Committee reviews a variety of performance goals and metrics for the purpose of awarding compensation to executive officers that are consistent with the Company’s overall compensation philosophy and the long-term interests of its stockholders. Among these, the Compensation Committee has identified Product Sales and Supportive Services Revenues as the most important financial performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to its NEOs for the year ended December 31, 2024 to the Company’s performance.

Company Selected Measure Name			Product Sales and Supportive Services Revenues
Named Executive Officers, Footnote
(1)
Amount included here is the amount in the “Total” column from the Summary Compensation Table (“SCT”) for the principal executive officer (“PEO”) for the applicable year. For 2020-2023, our PEO was Dr. Gomez. For 2024, our PEO was Dr. Gomez until his retirement effective January 26, 2024 and Dr. Nguyen for the remainder of the fiscal year.

(3)
Amount included here is the average of the amounts in the “Total” column from the SCT for the applicable year for each of the other non-PEO NEOs. For 2024, our non-PEO NEOs were Mr. Luckshire, Dr. Hruby, Mr. Miller and Dr. Varma. For 2023, our non-PEO NEOs were: Mr. Luckshire, Dr. Hruby and Dr. Varma. For 2022, 2021 and 2020, our non-PEO NEOs were Mr. Luckshire, Dr. Hruby and Ms. Robin E. Abrams (former General Counsel and Chief Administrative Officer). The 2022 amount was impacted by the resignation of Ms. Abrams, effective April 18, 2022. The 2023 amount includes compensation paid to Dr. Varma, pro-rated based on his commencement date with the Company.

Peer Group Issuers, Footnote
(5)	The peer group, for purposes of this analysis, is the Nasdaq Biotechnology Index. The company’s stock performance relative to the Nasdaq Biotechnology Index is disclosed in the Company’s Form 10-K.

PEO Total Compensation Amount			$ 4,588,317	$ 1,825,856	$ 1,738,912	$ 1,688,264	$ 1,639,090
PEO Actually Paid Compensation Amount			$ 5,640,511	1,825,856	1,738,912	1,688,264	1,639,090
Adjustment To PEO Compensation, Footnote
(2)	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Compensation Actually Paid to PEO:

Year	Reported Summary Compensation Table for PEO	Reported Value of Equity Awards	Total Equity Award Adjustments(a)	Compensation “Actually Paid” to PEO
2024	$4,588,317	$(2,715,848)	$3,768,042	$5,640,511
2023	$1,825,856	—	—	$1,825,856
2022	$1,738,912	—	—	$1,738,912
2021	$1,688,264	—	—	$1,688,264
2020	$1,639,090	—	—	$1,639,090

a)	The amounts added or deducted in calculating the total equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Applicable Year	Fair Value of Equity Awards Granted and Vested in the Applicable Year	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid
2024	$3,362,329	$405,713	—	—	$3,768,042
2023	—	—	—	—	—
2022	—	—	—	—	—
2021	—	—	—	—	—
2020	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount			$ 1,412,611	1,399,930	993,871	1,285,045	1,280,950
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,351,882	1,373,478	993,871	1,269,045	1,354,729
Adjustment to Non-PEO NEO Compensation Footnote
(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Average Total Compensation for the NEOs as a group for each year to determine the compensations “actually paid”.

Year	Reported Summary Compensation Table for Non-PEO NEOs	Average Reported Value of Equity Awards	Total Average Equity Award Adjustments(a)	Average Compensation “Actually Paid” to Non-PEO NEOs
2024	$1,412,611	$(304,473)	$243,744	$1,351,882
2023	$1,399,930	$(283,333)	$256,881	$1,373,478
2022	$993,871	—	—	$993,871
2021	$1,285,045	—	$(16,000)	$1,269,045
2020	$1,280,950	—	$73,779	$1,354,729

a)	The amounts added or deducted in calculating the total average equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year-End	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid
2024	$199,336	$7,715	$36,693	$243,744
2023	$256,881	—	—	$256,881
2022	—	—	—	—
2021	—	—	$(16,000)	$(16,000)
2020	—	$44,445	$29,334	$73,779

Compensation Actually Paid vs. Total Shareholder Return
The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) cumulative total shareholder return on the Common Stock and cumulative total shareholder return on the stock of NASDAQ Biotech Composite Index for the last five completed fiscal years is shown in Figure 1.
Figure 1: Compensation Actually Paid versus Total Shareholder Return (“TSR”)

Compensation Actually Paid vs. Net Income
The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) net income of the Company for the last five completed fiscal years is shown in Figure 2.
Figure 2: Compensation Actually Paid versus Net Income

Compensation Actually Paid vs. Company Selected Measure
The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) product sales and supportive services revenues of the Company for the last five completed fiscal years is shown in Figure 3.
Figure 3: Compensation Actually Paid versus Product Sales and Supportive Services Revenues

Total Shareholder Return Vs Peer Group
The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) cumulative total shareholder return on the Common Stock and cumulative total shareholder return on the stock of NASDAQ Biotech Composite Index for the last five completed fiscal years is shown in Figure 1.
Figure 1: Compensation Actually Paid versus Total Shareholder Return (“TSR”)

Tabular List, Table
List of Performance Measures
The Company utilizes other important financial measures to consider for compensation actually paid to its NEOs performance as set forth in the table below.

Total Product Sales and Supportive Services Revenues
Operating Income (Pre-Tax)
Total Revenues
International Sales Revenue
Net Income
Diluted Earnings per Share
Relative TSR

Total Shareholder Return Amount			$ 159	135	164	158	152
Peer Group Total Shareholder Return Amount			114	115	111	125	126
Net Income (Loss)			$ 59,214,216	$ 68,068,826	$ 33,904,806	$ 69,450,766	$ 56,342,010
Company Selected Measure Amount			133,330,181	130,668,209	86,661,583	126,802,536	115,471,071
PEO Name	Dr. Gomez	Dr. Nguyen		Dr. Gomez.	Dr. Gomez.	Dr. Gomez.	Dr. Gomez.
Equity Awards Adjustments, Footnote
a)	The amounts added or deducted in calculating the total equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Applicable Year	Fair Value of Equity Awards Granted and Vested in the Applicable Year	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid
2024	$3,362,329	$405,713	—	—	$3,768,042
2023	—	—	—	—	—
2022	—	—	—	—	—
2021	—	—	—	—	—
2020	—	—	—	—	—

a)	The amounts added or deducted in calculating the total average equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year-End	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid
2024	$199,336	$7,715	$36,693	$243,744
2023	$256,881	—	—	$256,881
2022	—	—	—	—
2021	—	—	$(16,000)	$(16,000)
2020	—	$44,445	$29,334	$73,779

Measure:: 1
Pay vs Performance Disclosure
Name			Total Product Sales and Supportive Services Revenues
Measure:: 2
Pay vs Performance Disclosure
Name			Operating Income (Pre-Tax)
Measure:: 3
Pay vs Performance Disclosure
Name			Total Revenues
Measure:: 4
Pay vs Performance Disclosure
Name			International Sales Revenue
Measure:: 5
Pay vs Performance Disclosure
Name			Net Income
Measure:: 6
Pay vs Performance Disclosure
Name			Diluted Earnings per Share
Measure:: 7
Pay vs Performance Disclosure
Name			Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,715,848)	$ 0	$ 0	$ 0	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,768,042	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,362,329	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			405,713	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(304,473)	(283,333)	0	0	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			243,744	256,881	0	(16,000)	73,779
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			199,336	256,881	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,715	0	0	0	44,445
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 36,693	$ 0	$ 0	$ (16,000)	$ 29,334